UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	6/30/2011



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Coral Gables, FL          July 14, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:           35
                                                  -----------------------

Form 13F Information Table Value Total:            $133754 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table



FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     06738C778     9354     198043SH          SOLE        NONE           198043
iSHARES MSCI EAFE                 A     464287465       82       1359SH          SOLE        NONE             1359
iSHARES MSCI EMERGING MKTS        A     464287234       28        592SH          SOLE        NONE              592
iSHARES MSCI EX US                A     464288240       11        235SH          SOLE        NONE              235
iSHARES MSCI JAPAN                A     464286848        1        100SH          SOLE        NONE              100
iSHARES S&P MID VALUE             A     464287705    16678     198543SH          SOLE        NONE           198543
iSHARES S&P SM VALUE              A     464287879       43        575SH          SOLE        NONE              575
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       15        179SH          SOLE        NONE              179
iSHARES TR BARCLAYS TIPS          A     464287176        9         79SH          SOLE        NONE               79
iSHARES TR DJ US FINL             A     464287788        1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287226      176       1652SH          SOLE        NONE             1652
iSHARES TR S&P SMALLCAP           A     464287804       10        140SH          SOLE        NONE              140
MSCI EAF SMALL CAP INDEX ETF      A     464288273        8        179SH          SOLE        NONE              179
PIMCO ENHANCED SHORT MAT          A     72201R833     6296      62285SH          SOLE        NONE            62285
RUSSELL 1000 iSHARES              A     464287622     5077      68711SH          SOLE        NONE            68711
RUSSELL 2000 GROWTH iSHARES       A     464287648        1         14SH          SOLE        NONE               14
RUSSELL 2000 iSHARES              A     464287655       69        831SH          SOLE        NONE              831
RUSSELL 2000 VALUE iSHARES        A     464287630       48        650SH          SOLE        NONE              650
RUSSELL 3000 iSHARES              A     464287689    87515    1103780SH          SOLE        NONE          1103780
RUSSELL MIDCAP VALUE iSHARES      A     464287473      371       7780SH          SOLE        NONE             7780
S&P 500 iSHARES                   A     464287200      171       1293SH          SOLE        NONE             1293
SCHWAB INTL EQUITY ETF            A     808524805       65       2213SH          SOLE        NONE             2213
SCHWAB US BROAD MKT ETF           A     808524102     4949     145151SH          SOLE        NONE           145151
SPDR TRUST UNIT SR                A     78462F103       28        209SH          SOLE        NONE              209
VANGUARD IDX FDS GROWTH           A     922908736        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        2         44SH          SOLE        NONE               44
VANGUARD TOTAL BOND MKT           A     921937835       29        352SH          SOLE        NONE              352
vANGUARD TOTAL STOCK MKT IDX      A     922908769     2717      39725SH          SOLE        NONE            39725

TOTAL                                              $133754(x1000)
